LIABILITY UNDER PUT OPTION AGREEMENT	12 Months Ended
Dec. 31, 2018
LIABILITY UNDER PUT OPTION AGREEMENT
LIABILITY UNDER PUT OPTION AGREEMENT

33.     LIABILITY UNDER PUT OPTION AGREEMENT

In September 2007, the Group acquired a 80% stake in International Cell Holding Ltd (“ICH”), the 100% indirect owner of MTS Armenia (formerly CJSC “K-Telecom”), Armenia’s mobile phone operator, and signed a call and put option agreement to acquire the remaining 20% stake in ICH. In 2016 ICH was liquidated after all its legal interest in MTS Armenia was transferred to Aramayo Investments Limited, a Cyprus subsidiary of the Group, in which the Group held 80% of its entire share capital, and remaining 20% stake became subject to the aforementioned option agreement. According to the option agreement, the price for the remaining 20% stake option is to be determined by a pre-agreed by the parties independent investment bank. In accordance with the option agreement as amended the call option could be exercised by the Group up to December 31, 2018. In December 2018 the Group served a call notice on the minority shareholders of MTS Armenia to purchase the remaining 20% stake in Aramayo (and indirectly in MTS Armenia).

The liability under the option agreement amounted to RUB 3,629 million and RUB 2,012 million as of December 31, 2018 and December 31, 2017 respectively (Note 28).